Exhibit 99.28

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
7100136683	XXXX	Approved	2	NA	2	NA	APP 0003 Missing Initial 1003 Application - Initial Application not in file. Used initial application date as noted by loan officer on final application., Client Comment: Used initial application date as noted by loan officer on final application.

ROR 0011 Right of Recission Is Not on Correct Form - HUD-1 states payoff of XXX which is Lender on Note., Client Comment: Loan is seasoned > 3 years.

											TIL 0005 Incorrect Payment Stream - Error with Payment Stream results in under-disclosed finance charge. -- The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)., Client Comment: Loan is seasoned > 3 years.		TITL 0014 Title Policy - Schedule B Exception - Schedule B is missing from Title Policy. - 12/21/2021: Received copy of Title Policy with Schedule B. Exception cleared.
7100154082	XXXX	Approved	2	NA	2	NA	APP 0004 Initial 1003 Application is Incomplete - Initial Application is not signed by borrower or lender., Client Comment: Loan originated in XXX.

											TIL 0005 Incorrect Payment Stream - Error with Payment Stream results in under-disclosed finance charge. -- The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)., Client Comment: Loan is seasoned > 3 years.		NTB 0001 Missing Net-tangible Benefit worksheet - State required worksheet not in file. - TPR error, Loan originated in XXX. Regulations related to XXX NTB were adopted in XXX and revised in XXX.